Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables
	As of December 31,
	2021	2022
	$	$
Payroll and welfare payable	2,853	2,356
VAT, and other taxes payable	492	514
Payables for office supply and utilities	226	124
Payables for purchase of property and equipment	53	49
Professional service fees	963	748
Payables for share purchase consideration (Note 10)	10,000	10,000
Payables for Samsung arbitration compensation (Note 20(e))	3,749	1,958
Interest and penalty payable	1,137	159
Advance from customers	5,084	5,422
Payables to an export/import agent	924	959
Payable related to a lawsuit	2,108	1,593
Others	60	56
	27,649	23,938